Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital Class A Common Shares	Issued capital Class B Subordinate Voting Shares	Retained earnings	Contributed surplus	Accumulated other comprehensive income attributable to shareholders of the company	Non-controlling interests
Beginning of year at Dec. 31, 2022			$ 6,133	$ 18,065	$ 207	$ 1,062	$ 1,038
Share repurchases (Note 29(i))			(60)	(190)
Issued on exercise of options			83		(20)
Issued on dual class amendment (Note 29(b))			302	(302)
Profit for the year attributable to shareholders of the company	$ 2,409			2,409
Dividends paid (Note 29(h))				(515)
Remeasurements of retirement benefit plans	134			151		151
Share option compensation expense (Note 29(d))					26
Other comprehensive income (loss)						(218)
Loss for the year attributable to non-controlling interests	(101)						(101)
Other comprehensive income (loss) attributable to non-controlling interests							(18)
Change from the NSC/POSCO transaction (Note 5)							0
Sale of steelmaking coal business (Note 5)				0			0
Contributions from non-controlling interests							439
Distributions to non-controlling interests							(54)
End of year at Dec. 31, 2023	28,292	$ 6	6,458	19,618	213	693	1,304
Share repurchases (Note 29(i))			(251)	(1,010)
Issued on exercise of options			228		(56)
Issued on dual class amendment (Note 29(b))			0	0
Profit for the year attributable to shareholders of the company	406			406
Dividends paid (Note 29(h))				(514)
Remeasurements of retirement benefit plans	(5)			46		46
Share option compensation expense (Note 29(d))					21
Other comprehensive income (loss)						1,750
Loss for the year attributable to non-controlling interests	(123)						(123)
Other comprehensive income (loss) attributable to non-controlling interests							34
Change from the NSC/POSCO transaction (Note 5)							3,155
Sale of steelmaking coal business (Note 5)				(1,485)			(3,261)
Contributions from non-controlling interests							263
Distributions to non-controlling interests							(353)
End of year at Dec. 31, 2024	$ 27,096	$ 6	$ 6,435	$ 17,061	$ 178	$ 2,397	$ 1,019